Income Taxes (Details) $ in Millions		12 Months Ended
	Jan. 31, 2023	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Income Taxes [Line Items]
Tax rate amount (in Dollars)
Percentage of assessable profits		8.25%	8.25%
Assessable profits amount (in Dollars)			$ 2
Percentage of state tax rate		9.00%	9.00%	9.00%	9.00%
Income tax rate percentage		6.51%	6.51%	(763.22%)	27.57%
Enterprise income tax description		SMEs are entitled to a reduced EIT rate of a reduced EIT rate of 20%, 75.0% reduction of taxable income for the first RMB 3,000,000 and no reduction for the remaining taxable income for the year ended December 31, 2025, 2024 and 2023.	SMEs are entitled to a reduced EIT rate of a reduced EIT rate of 20%, 75.0% reduction of taxable income for the first RMB 3,000,000 and no reduction for the remaining taxable income for the year ended December 31, 2025, 2024 and 2023.
Research and development expenses percentage				20.44%	(3.57%)
Net operating loss carryforwards (in Dollars)		$ 11,300,000		$ 11,400,000
Deferred tax assets, valuation allowance (in Dollars)		2,045,531		1,626,832
Unrecognized tax benefits (in Dollars)
Liability for accrued interest and penalty (in Dollars)
Corporate taxpayers benefit percentage		50.00%	50.00%
Foreign income percentage		10.50%	10.50%
PRC [Member]
Income Taxes [Line Items]
Research and development expenses percentage	200.00%
Net operating loss carryforwards (in Dollars)		$ 4,100,000
Cayman Islands [Member]
Income Taxes [Line Items]
Tax rate percentage		0.00%	0.00%
Hong Kong [Member]
Income Taxes [Line Items]
Tax rate percentage		16.50%	16.50%
Tax rate amount (in Dollars)			$ 2
Percentage of assessable profits		16.50%	16.50%
Unite States [Member]
Income Taxes [Line Items]
Tax rate percentage		21.00%	21.00%	21.00%	21.00%
Net operating loss carryforwards (in Dollars)		$ 7,300,000
Japan [Member]
Income Taxes [Line Items]
Income tax rate percentage		30.00%	30.00%	30.00%	30.00%
PRC [Member]
Income Taxes [Line Items]
Tax rate percentage		25.00%	25.00%	25.00%	25.00%